FOIA CONFIDENTIAL TREATMENT REQUESTED

13FCON

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM 13F

RECEIVED
NOV 13 2008
OFFICE OF THE SECRETARY

Report for the Quarter Ended September 30, 2008

13F CONP 2/22/11

Check here if Amendment: ☐ Amendment No.
This Amendment ☐ is a restatement
☐ Adds new holdings entries

Name of Institutional Investment Manager Filing this Report:

Allianz Global Investors of America L.P.

Address:

680 Newport Center Drive, Suite 250, Newport Beach, California 92660

CONFIDENTIAL TREATMENT DENIED

Form 13-F File No. 28-2701

The institutional investment manager filing this Report and the person by whom it is signed hereby represent that the person signing the Report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this Form.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Newport Beach and the State of California on the 12th day of November, 2008.

Allianz Global Investors of America L.P.
(Name of Institutional Investment Manager)

Person Signing this Report on Behalf of Reporting Manager:

Name: Kellie E. Davidson
Title: Assistant Secretary
Phone: (949) 219-2200

Kellie E. Davidson
(Signature of Person Duly Authorized to Submit This Report)

Report Type:

☒ 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting Manager are reported in this Report)

☐ 13F NOTICE. (Check here if no holdings are reported in this Report, and all holdings are reported by other Reporting Manager(s))

☐ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this Reporting Manager are reported in this Report and a portion are reported by other Reporting Manager(s))

0000822426

11000759

Report Summary:

Number of Other Included Managers:	1
Form 13-F Information Table Entry Total:	1
Form 13-F Information Table Value Total:	$2,502 x 1,000

List of Other Included Managers

Name and Form 13-F File numbers of all institutional investment managers with respect to which this Report is filed, other than the manager filing this Report.

No	13F File No.:	Name:
15.	28-04189	Nicholas-Applegate Capital Management LLC

This report on Form 13F is filed in connection with a request for confidential treatment of the securities reported herein, which request was submitted on November 12, 2008.

Form 13F Reporting Manager: Allianz Global Investors of America L.P. I.D. # 28-2701 Qtr 3 2008

Item 1 Name of Issuer	Item 2 Title of Class	Item 3 CUSIP Num	Item 4 Fair Market Value (x$1000)	Item 5 Shares or Principal Amount	Sh/ Prn	Put/ Call	Item 6 Inv. Discretion	Item 7 Managers	Item 8 Voting Authority (Shares) Sole	Shared	None
LIFE SCIENCES RESH INC	COM	532169109	2,502	69,700	SH		Defined	15	69,700	0	0

FOIA CONFIDENTIAL TREATMENT REQUESTED